COMPANY ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)	Jul. 15, 2024	Sep. 30, 2025	Sep. 08, 2025	Jul. 22, 2025	Mar. 31, 2025	Jan. 27, 2025	Jan. 23, 2025	Dec. 20, 2024	Jul. 31, 2024	Jul. 26, 2024	May 27, 2024
IfrsStatementLineItems [Line Items]
Number of shares, issued			201,950,104	2,250,000			2,250,000
Number of shares, outstanding			201,950,104
Convertible loan notes	$ 4,350,000							$ 5,101,781	$ 1,000,000
Issued capital		$ 10,098			$ 1,150	$ 130
Par value per share							$ 0.00005	$ 2.17
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares, outstanding		410
Par value per share		$ 0.00005
Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares, issued			176,706,341
Number of shares, outstanding			176,706,341
Issued capital										$ 50,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Issued capital										$ 50,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares, issued											4,170,520
Number of shares, outstanding											4,170,520
Issued capital											$ 8,000,000
Warrants [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares, issued									4,170,520
Number of shares, outstanding	10,172
Description of conversion of equity	one (1) warrant of DSL for four hundred and ten (410) warrants of the Company (“Private Warrants”).
Warrants [member] | Tranche One [member]
IfrsStatementLineItems [Line Items]
Exercise price				$ 5.13
Number of shares, issued				2,250,000
Total exercise price				$ 11,542,500
Ordinary shares [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares, outstanding	16,756
Description of conversion of equity	one (1) ordinary share of DSL for four hundred and ten (410) Ordinary Shares of the Company (“Ordinary Shares”)
Ordinary shares [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised										960,000,000
Par value per share										$ 0.00005
Ordinary shares [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised										480,000,000
Par value per share										$ 0.0001
Series A preference shares [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares, outstanding	3,151
Description of conversion of equity	one (1) series A preferred share of DSL for four hundred and ten (410) Preferred Shares of the Company (“Preferred Shares”)
Preferred shares [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised										40,000,000
Par value per share										$ 0.00005
Preferred shares [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised										20,000,000
Par value per share										$ 0.0001